SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
Kennedy Wilson's business is defined by two core segments: KW Investments and KW Services. KW Investments invests in multifamily, residential and office properties as well as loans secured by real estate. KW Services provides a full array of real estate-related services to investors and lenders, with a strong focus on financial institution-based clients. Kennedy Wilson’s segment disclosure with respect to the determination of segment profit or loss and segment assets is based on these services and investments.
KW INVESTMENTS—Kennedy Wilson, on its own and through joint ventures, is an investor in real estate, including multifamily, residential and office properties as well as loans secured by real estate.
Substantially all of the revenue—related party was generated via inter-segment activity for the years ended December 31, 2012, 2011 and 2010. Generally, this revenue consists of fees earned on investments in which Kennedy Wilson also has an ownership interest. The amounts representing investments with related parties and non-affiliates are included in the investment segment. No single third party client accounted for 10% or more of Kennedy Wilson's revenue during any period presented in these financial statements.
KW SERVICES—Kennedy Wilson offers a comprehensive line of real estate services for the full life cycle of real estate ownership and investment to clients that include financial institutions, developers, builders and government agencies. Kennedy Wilson provides auction and conventional sales, property management, investment management, asset management, leasing, construction management, acquisitions, dispositions and trust services.

The following tables summarize the income and expense activity by segment for the years ended December 31, 2012, 2011 and 2010 and total assets as of December 31, 2012, 2011 and 2010.

	Year Ended December 31,
	2012	2011	2010
Investments
Sale of real estate	$2,271,000	$417,000	$3,937,000
Sale of real estate - related party	—	—	9,535,000
Rental and other revenue	8,526,000	5,140,000	4,000,000
Total revenue	10,797,000	5,557,000	17,472,000
Operating expenses	36,820,000	19,302,000	26,243,000
Depreciation and amortization	4,427,000	2,420,000	1,342,000
Total operating expenses	41,247,000	21,722,000	27,585,000
Equity in joint venture income	21,527,000	12,507,000	10,548,000
Income from loan pool participations and notes receivable	9,256,000	7,886,000	11,855,000
Total operating income (loss)	333,000	4,228,000	12,290,000
Interest income - related party	2,805,000	2,021,000	—
Acquisition related gains	25,476,000	6,348,000	2,108,000
Gain on sale of marketable securities	4,353,000	—	—
Gain on early extinguishment of mortgage debt	—	—	16,670,000
Acquisition-related expenses	(675,000)	—	—
Interest expense	(2,460,000)	(1,552,000)	(676,000)
Income from continuing operations	29,832,000	11,045,000	30,392,000
Income from discontinued operations, net of income taxes	2,000	8,000	—
(Loss) gain from sale of real estate, net of income taxes	(212,000)	335,000	—
Income before provision for income taxes	$29,622,000	$11,388,000	$30,392,000

	Year Ended December 31,
	2012	2011	2010
Services
Management fees and commissions	$20,818,000	$18,347,000	$15,272,000
Management fees and commissions - related party	32,441,000	38,729,000	17,792,000
Total revenue	53,259,000	57,076,000	33,064,000
Operating expenses	33,087,000	31,356,000	23,584,000
Depreciation and amortization	161,000	143,000	117,000
Total operating expenses	33,248,000	31,499,000	23,701,000
Total operating income	20,011,000	25,577,000	9,363,000
Income before provision for income taxes	$20,011,000	$25,577,000	$9,363,000

	Year Ended December 31,
	2012	2011	2010
Corporate
Rental and other revenue	$—	$—	$—
Total revenue	—	—	—
Operating expenses	16,651,000	12,596,000	18,492,000
Depreciation and amortization	349,000	235,000	159,000
Total operating expenses	17,000,000	12,831,000	18,651,000
Total operating loss	(17,000,000)	(12,831,000)	(18,651,000)
Interest income	133,000	285,000	192,000
Interest income - related party	—	—	662,000
Loss on early extinguishment of corporate debt	—	—	(4,788,000)
Interest expense	(26,135,000)	(18,955,000)	(6,958,000)
Loss before provision for income taxes	(43,002,000)	(31,501,000)	(29,543,000)
Benefit from (provision) for income taxes	208,000	2,014,000	(3,727,000)
Net loss	$(42,794,000)	$(29,487,000)	$(33,270,000)

	Year Ended December 31,
	2012	2011	2010
Consolidated
Management fees and commissions	$20,818,000	$18,347,000	$15,272,000
Management fees and commissions - related party	32,441,000	38,729,000	17,792,000
Sale of real estate	2,271,000	417,000	3,937,000
Sale of real estate - related party	—	—	9,535,000
Rental and other income	8,526,000	5,140,000	4,000,000
Total revenue	64,056,000	62,633,000	50,536,000
Operating expenses	86,558,000	63,254,000	68,319,000
Depreciation and amortization	4,937,000	2,798,000	1,618,000
Total operating expenses	91,495,000	66,052,000	69,937,000
Equity in joint venture income	21,527,000	12,507,000	10,548,000
Interest income from loan pool participations and notes receivable	9,256,000	7,886,000	11,855,000
Operating income	3,344,000	16,974,000	3,002,000
Interest income	133,000	285,000	192,000
Interest income - related party	2,805,000	2,021,000	662,000
Acquisition related gains	25,476,000	6,348,000	2,108,000
Gain on sale of marketable securities	4,353,000	—	—
Gain on early extinguishment of mortgage debt	—	—	16,670,000
Loss on early extinguishment of corporate debt	—	—	(4,788,000)
Acquisition-related expenses	(675,000)	—	—
Interest expense	(28,595,000)	(20,507,000)	(7,634,000)
Income from continuing operation before benefit from income taxes	6,841,000	5,121,000	10,212,000
Benefit from (provision for) income taxes	208,000	2,014,000	(3,727,000)
Income from continuing operations	7,049,000	7,135,000	6,485,000
Discontinued operations
Income from discontinued operations, net of income taxes	2,000	8,000	—
(Loss) gain from sale of real estate, net of income taxes	(212,000)	335,000	—
Net Income	$6,839,000	$7,478,000	$6,485,000

	December 31,
	2012	2011
Assets
Investments	$1,070,607,000	$591,459,000
Services	105,370,000	66,406,000
Corporate	107,812,000	134,911,000
Total assets	$1,283,789,000	$792,776,000

	December 31,
	2012	2011	2010
Expenditures for long lived assets
Investments	$118,959,000	$2,680,000	$23,764,000

Geographic Information:
The revenue shown in the table below is allocated based upon the country in which services are performed.

	Year Ended December 31,
	2012	2011	2010

United States	$44,379,000	$39,857,000	$50,051,000
United Kingdom	19,148,000	22,238,000	—
Japan	529,000	538,000	485,000
Total Revenue	$64,056,000	$62,633,000	$50,536,000